Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flows from operating activities:
Net income	$ 734,298	4,445,218	3,586,570	3,222,973
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	26,160	158,363	233,509	293,239
Impairment loss for license right				50,316
Share-based compensation cost	50,598	306,308	203,018	122,032
Allowance for/(reversal of) provision for doubtful accounts	(332)	(2,007)	3,088	416
Gain on disposal of property, equipment and software	(84)	(509)	(42)	(74)
Unrealized exchange losses (gains)	2,026	12,266	(5,665)	76,262
Deferred income taxes	23,503	142,283	(31,568)	(42,442)
Net equity share of losses/(income) from associated companies	879	5,321	(842)	1,195
Others	2,041	12,355	21,758	(12,580)
Changes in operating assets and liabilities:
Accounts receivable	(21,644)	(131,030)	(70,318)	10,800
Prepayments and other current assets	(3,623)	(21,933)	(68,833)	(83,490)
Accounts payable	11,722	70,959	43,168	22,710
Salary and welfare payables	14,416	87,269	45,434	62,425
Taxes payable	(52,034)	(315,001)	(34,449)	33,329
Deferred revenue	53,028	321,018	145,946	240,121
Accrued liabilities and other payables	23,954	145,010	153,516	75,716
Net cash provided by operating activities	864,908	5,235,890	4,224,290	4,072,948
Cash flows from investing activities
Purchase of property, equipment and software	(36,166)	(218,936)	(178,654)	(410,120)
Proceeds from sale of property, equipment and software	746	4,516	777	263
Purchase of other intangible assets	(149)	(900)	(32)	(1,042)
Net change of short-term investments with terms of three months or less	(79,289)	(480,000)	(120,000)
Purchase of short-term investments	(66,075)	(400,000)	(1,101,691)	(1,001,026)
Proceeds from maturities of short-term investments	171,796	1,040,000	1,120,000	20,000
Purchase of license right				(39,300)
Investment in an associated company	(33,038)	(200,000)
Transfer to restricted cash	(258,725)	(1,566,244)	(251,822)	(178,085)
Placement/rollover of matured time deposits	(3,602,362)	(21,807,617)	(19,204,499)	(14,311,822)
Proceeds from maturity of time deposits	3,011,678	18,231,797	15,326,801	12,729,850
Net change in other assets	(9,233)	(55,895)	(44,918)	(16,951)
Net cash used in investing activities	(900,817)	(5,453,279)	(4,454,038)	(3,208,233)
Cash flows from financing activities:
Proceeds of short-term bank loan	166,127	1,005,680
Proceeds from employees exercising stock options	409	2,474	24,712	73,337
Dividends paid to shareholders	(134,697)	(815,413)
Payments of other long-term payable				(20)
Repurchase of shares	(17,644)	(106,809)	(414,942)
Capital injection by noncontrolling shareholders	151	916		227
Net cash provided by (used in) financing activities	14,346	86,848	(390,230)	73,544
Effect of exchange rate changes on cash held in foreign currencies	(319)	(1,930)	(3,871)	(8,778)
Net increase (decrease) in cash and cash equivalents	(21,882)	(132,471)	(623,849)	929,481
Cash and cash equivalents beginning of the year	262,776	1,590,769	2,214,618	1,285,137
Cash and cash equivalents end of the year	240,894	1,458,298	1,590,769	2,214,618
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net of tax refund	113,559	687,454	683,609	371,238
Supplemental schedule of non-cash investing and financing activities:
Share repurchase financed by accounts payable			7,547
Dividend payable			814,934
Fixed asset purchases financed by accounts payable	$ 1,664	10,071	7,228	37,614